Shareholder Fees	0 Months Ended
Dec. 01, 2012
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds – Class R) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds – Class R) | (Wells Fargo Advantage Omega Growth Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Capital Growth Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Capital Growth Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.